Note 2 - Discontinued Operations	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 2 – DISCONTINUED OPERATIONS

In July 2024, the Company’s Board of Directors approved a plan to implement a strategic cost savings initiative, primarily related to the Company’s Birmingham laboratory. In August 2024, the Company explored options for the leased Birmingham laboratory and office space, including potential sublease arrangements. In September 2024, the Company transferred certain pieces of computer hardware with alternative use to the Pittsburgh laboratory, while the rest of the laboratory equipment and inventories from the Birmingham laboratory were marketed for sale and the related product and service lines were discontinued. The Company executed a sales agreement for all remaining laboratory equipment and inventories from the Birmingham laboratory and all items were removed from the laboratory premises as of September 30, 2024. As of September 30, 2024, the Company vacated and ceased use of the Birmingham laboratory and office space. The Company’s lease continues through August 2025. The Company concluded that, in aggregate, the disposal of these assets comprising the former Birmingham operating segment met the criteria for discontinued operations presentation in the third quarter of 2024.

On March 14, 2025, the Company entered into an asset purchase agreement (the “APA”) and closed the transactions contemplated therein with DeRoyal to sell and assign to DeRoyal assets and liabilities exclusively related to the business of providing products for automated, direct-to-drain medical fluid disposal, including the Company’s STREAMWAY® product line (the “Eagan Business”). These assets were operated by the Company’s wholly owned subsidiary, Skyline Medical, and were previously reported in the Company’s former Eagan operating segment. The purchased assets exclusively related to the Eagan Business included but were not limited to cash, certain accounts receivable, inventories, patents, fixed assets, and real property leased by the Company and exclusively used in connection with the Eagan Business. The total purchase price included cash, plus the assumption of certain liabilities related to the Eagan Business including the lease for the office and warehouse space located at 2915 Commers Drive Suite 900 Eagan, MN 55121, certain accounts payable, and contract liabilities associated with the Eagan Business. The ongoing activities of the former Eagan operating segment are limited to wind down activities.

As a result of these developments, the former Birmingham and Eagan operating segments have been reclassified to discontinued operations in these consolidated financial statements for all periods presented.

The following table presents a reconciliation of the carrying amounts of the major classes of assets and liabilities to the current assets and liabilities of discontinued operations as presented in the Company’s consolidated balance sheets:

	December 31, 2024	December 31, 2023
Assets:
Cash	122,851	371,366
Accounts receivable, net	746,266	253,748
Inventories	339,968	433,714
Prepaid expense and other assets	52,318	144,134
Total current assets of discontinued operations	1,261,403	1,202,962

Property and equipment, net	21,882	766,337
Intangibles, net	159,158	191,781
Lease right-of-use assets	17,266	185,246
Other long-term assets	4,031	25,617
Total assets of discontinued operations	$1,463,740	$2,371,943

Liabilities:
Accounts payable	$97,780	$128,528
Accrued expenses and other liabilities	248,086	240,803
Contract liabilities	80,909	38,260
Lease liability	106,609	110,367
Total current liabilities of discontinued operations	533,384	517,958

Lease liability – net of current portion	-	75,571
Other long-term liabilities	23,487	5,459
Total liabilities	$556,871	$598,988

The following table provides details about the major classes of line items constituting the loss from discontinued operations presented in the Company’s consolidated statements of net loss:

	Year Ended December 31,
	2024	2023
Revenue	$1,571,795	$1,287,497
Cost of sales	751,147	439,436
Gross profit (loss) from discontinued operations	820,648	848,061

Operating expenses:
General and administrative expense	1,039,950	1,565,595
Operations expense	1,115,595	1,666,018
Sales and marketing expense	637,400	388,419
Loss on impairment of property and equipment	-	162,905
Total operating expenses	2,792,945	3,782,937
Total operating (loss) from discontinued operations	(1,972,297)	(2,934,876)
Loss on disposal of discontinued operations	(463,127)	-
Other income (expense)	(4,309)	(811)
Net (loss) from discontinued operations	$(2,439,733)	$(2,935,687)

The loss on disposal of discontinued operations represents the loss on impairment of assets sold, including laboratory equipment and inventories, and impairment of other non-current assets.